BORROWINGS (Current and non-current information on borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Borrowings [abstract]
Bank borrowings, undiscounted cash flows, non-current	$ 1,334,369	$ 1,639,604
Less: debt issue costs, non-current	(7,080)	(10,712)
Non-current borrowings	1,327,289	1,628,892
Bank borrowings, undiscounted cash flows, current	399,249	564,497
Less: debt issue costs, current	(3,645)	(4,715)
Current borrowings	395,604	559,782
Total Borrowings	$ 1,722,893	$ 2,188,674